Stock Transactions and Stock-Based Compensation (Option Activity Under The Company's Stock Plans) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options, Outstanding [Roll Forward]
Outstanding at beginning of year, options	25.0	27.4	32.4
Granted, options	3.9	3.8	4.3
Exercised, options	(3.7)	(5.1)	(8.1)
Cancelled/forfeited, options	(0.9)	(1.1)	(1.2)
Outstanding at end of year, options	24.3	25.0	27.4
Weighted Average Exercise Price, Outstanding [Roll Forward]
Outstanding as of beginning of year	$ 42.93	$ 37.94	$ 32.98
Granted	77.37	64.73	52.21
Exercised	34.98	31.19	25.25
Cancelled/forfeited	61.46	47.35	40.52
Outstanding as of end of year	$ 48.92	$ 42.93	$ 37.94
Vested and expected to vest as of December 31, 2014, shares	23.0
Vested as of December 31, 2014, shares	12.9
Vested and expected to vest as of December 31, 2014, weighted average exercise price	$ 48.00
Vested as of December 31, 2014, weighted average exercise price	$ 37.37
Outstanding as of December 31, 2014, weighted average remaining contractual term (in years)	6 years
Vested and expected to vest as of December 31, 2014, weighted average remaining contractual term (in years)	6 years
Vested as of December 31, 2014, weighted average remaining contractual term (in years)	4 years
Outstanding as of December 31, 2014, aggregate intrinsic value	$ 892.6
Vested and expected to vest as of December 31, 2014, aggregate intrinsic value	869.1
Vested as of December 31, 2014, aggregate intrinsic value	$ 624.3